Alternative Health Products (Tables)	12 Months Ended
Aug. 31, 2017
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	August 31	August 31
	2017	2016
	$	$
Balance – Beginning	53,997	36,989
Additions	9,699	17,008
Amortization	(869)	-
Balance – Ending	62,827	53,997